UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company, LLC

Address:    900 Third Avenue
            Floor 5
            New York, NY 10022

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Hofbauer
Title:  Chief Financial Officer
Phone:  (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer            New York, New York            February 13, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       Zero

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $155,260
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

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

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2002


          COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8

                                       TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT OTHER        VOTING AUTHORITY
 NAME OF ISSUER                         CLASS       CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED    NONE

ACTIVISION INC (NEW)                    COMMON     004930202  $2,918    200000              SOLE    N/A         X
ALLEGHENY ENERGY, INC.                  COMMON     017361106    $378     50000              SOLE    N/A         X
ALLOY INC                               COMMON     019855105    $579     52900              SOLE    N/A         X
AUTOZONE, INC.                          COMMON     053332102  $2,826     40000              SOLE    N/A         X
BERKLEY W R CORP.                       COMMON     084423102  $2,971     75000              SOLE    N/A         X
BURLINGTON NORTHERN SANTA FE CORP       COMMON     12189T104  $1,040     40000              SOLE    N/A         X
CABLEVISION SYSTEMS CORP CABLEVISIO     COMMON     12686C109  $1,339     80000              SOLE    N/A         X
CHITTENDEN CAP TR I 8% PFD             PREFERRED   170221204  $1,483     57520              SOLE    N/A         X
COSTCO WHOLESALE CORPORATION            COMMON     22160K105  $1,620     57736              SOLE    N/A         X
DISNEY WALT CO (HOLDING CO)             COMMON     254687106    $816     50000              SOLE    N/A         X
DOLLAR GENL CORP                        COMMON     256669102  $1,725    144362              SOLE    N/A         X
DOLLAR TREE STORES INC                  COMMON     256747106  $2,457    100000              SOLE    N/A         X
DOMINION RESOURCES, INC.                COMMON     25746U109  $2,745     50000              SOLE    N/A         X
DOUBLECLICK, INC.                       COMMON     258609304    $991    175000              SOLE    N/A         X
EMMIS COMMUNICATIONS CORP               COMMON     291525103  $1,250     60001              SOLE    N/A         X
ENTERGY CORPORATION                     COMMON     29364G103  $2,735     60000              SOLE    N/A         X
EXPEDIA INC                             COMMON     302125109  $2,349     35091              SOLE    N/A         X
FOOT LOCKER, INC.                       COMMON     344849104  $4,358    415000              SOLE    N/A         X
FOX ENTERTAINMENT GROUP INC.            COMMON     35138T107  $1,297     50000              SOLE    N/A         X
HARLEY-DAVIDSON INC                     COMMON     412822108  $1,667     36090              SOLE    N/A         X
HOLLYWOOD ENTERTAINMENT CORP            COMMON     436141105  $1,413     93600              SOLE    N/A         X
HOME DEPOT INC                          COMMON     437076102  $1,734     72182              SOLE    N/A         X
IBERIABANK CORP                         COMMON     450828108  $1,367     34049              SOLE    N/A         X
ISTAR FINL INC                          COMMON     45031U101  $2,805    100000              SOLE    N/A         X
LEHMAN BROTHERS HOLDINGS INC            COMMON     524908100  $2,178     40867              SOLE    N/A         X
LIN TV CORP                             COMMON     532774106  $2,070     85000              SOLE    N/A         X
MARVEL ENTERPRISES INC                  COMMON     57383M108  $1,167    130000              SOLE    N/A         X
MC DONALDS CORP                         COMMON     580135101  $1,740    108227              SOLE    N/A         X
MGM MIRAGE                              COMMON     552953101  $2,638     80000              SOLE    N/A         X
NAVIGANT INTERNATIONAL INC              COMMON     63935R108  $1,850    150000              SOLE    N/A         X
NETBANK INC                             COMMON     640933107  $4,840    500000              SOLE    N/A         X
NEWS CORPORATION LIMITED
  (THE)ADR PFD US                      PREFERRED   652487802  $2,831    125000              SOLE    N/A         X
PENN NATIONAL GAMING INC                COMMON     707569109  $3,174    200136              SOLE    N/A         X
PHOENIX COS INC                         COMMON     71902E109  $3,420    450000              SOLE    N/A         X
PIER 1 IMPORTS INC (DELAWARE)           COMMON     720279108  $2,366    125000              SOLE    N/A         X
PLATINUM UNDERWRITERS HLDGS             COMMON     G7127P100  $4,611    175000              SOLE    N/A         X
PROSPERITY BANCSHARES INC               COMMON     743606105  $1,900    100000              SOLE    N/A         X
PROVIDIAN FINANCIAL CORP                COMMON     74406A102  $8,138   1254000              SOLE    N/A         X
PRUDENTIAL FINANCIAL INC                COMMON     744320102  $3,174    100000              SOLE    N/A         X
PUBLIC-SVC ENTERPRISE GROUP HOLDING CO  COMMON     744573106  $5,778    180000              SOLE    N/A         X
ROSS STORES,INC                         COMMON     778296103  $2,543     60000              SOLE    N/A         X
SCOTTISH ANNUITY & LIFE HOLDINGS L      COMMON     G7885T104  $2,181    125000              SOLE    N/A         X
SHUFFLE MASTER                          COMMON     825549108  $2,675    140000              SOLE    N/A         X
SINCLAIR BROADCAST GROUP INC            COMMON     829226109  $2,326    200000              SOLE    N/A         X
SOVEREIGN BANCORP INC                   COMMON     845905108  $3,513    250000              SOLE    N/A         X
SPANISH BROADCASTING SYSTEM INC         COMMON     846425882  $1,728    240000              SOLE    N/A         X
STATION CASINOS INC                     COMMON     857689103  $1,416     80000              SOLE    N/A         X
SUNTRUST CAPITAL IV 7.125% (TRUPS) TR   PREFERRED  86788B201  $3,710    141070              SOLE    N/A         X
SWIFT TRANSPORTATION                    COMMON     870756103  $1,501     75000              SOLE    N/A         X
TRAVELERS PROPERTY CASUALTY CORP        COMMON     89420G109  $1,099     75000              SOLE    N/A         X
TUESDAY MORNING CORP                    COMMON     899035505  $2,138    125000              SOLE    N/A         X
TXU CORP                                COMMON     873168108  $1,027     55000              SOLE    N/A         X
TXU CORP     CORP UNIT                  PREFERRED  873168504  $1,430     50000              SOLE    N/A         X
WAL MART STORES INC                     COMMON     931142103  $2,020     40000              SOLE    N/A         X
WELLS FARGO & CO (NEW)                  COMMON     949746101  $2,512     53588              SOLE    N/A         X
WILLIS GROUP HOLDINGS LTD               COMMON     G96655108  $3,727    130000              SOLE    N/A         X
CALL/CC(CCAU) @      7.5   EXP0         COMMON     1727379AU  $4,750      1000              SOLE    N/A         X
CALL/RCL(RCLAW) @    17.5  EXP0         COMMON     V778049AW  $3,125       500              SOLE    N/A         X

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